INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Schedule of calculations of basic and diluted earnings (loss) per share
The calculations of basic and diluted income per share attributable to our equity holders for the years ended December 31, 2019 and 2018 are based on the following:

Years ended December 31	2019	2018

Basic weighted average number of shares outstanding (thousands)	121,769	120,137
Adjustments for dilutive instruments:
Stock options (thousands)	892	1,217
Diluted weighted average number of shares outstanding (thousands)	122,661	121,354